SUBSEQUENT EVENTS	12 Months Ended
Aug. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10 Subsequent Events, the Company has analyzed its operations subsequent to August 31, 2022, to the date these consolidated financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements, except as follow:

In September 2022, the Company agreed to issue and sell 119,621 shares (the “Shares”) of its common stock, par value $0.001 per share (“Common Stock”), at a per share purchase price of $2.50 (the “Offering”), as part of a series of offerings by the Company for an aggregate of up to 6,000,000 shares of Common Stock at a per share purchase price of $2.50. The Company received the gross proceeds from the Offering of $299,055 on September 14, 2022, September 15, 2022, and September 27, 2022, respectively. Those shares were issued to the Investors on October 26, 2022.

On June 15, 2022, the Company filed a Certificate of Amendment (the “Amendment”) to the Articles of Incorporation with Nevada’s Secretary of State to change the name of the Company from Unex Holdings Inc. to EvoAir Holdings Inc. (the “Name Change”), and the Name Change became market effective on November 4, 2022. Effective on November 11, 2022, the Company’s shares began trading under the new ticker symbol “EVOH”.